Refund liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Refund Liabilities [Abstract]
Disclosure of development of refund liabilities

Development of refund liabilities during the period is presented below:

in € thousand	June 30, 2024	December 31, 2023
BALANCE AS AT JANUARY 1	39,941	143,085
Additions	1,271	465
Payments	(50)	(352)
Other releases	(18,922)	(108,542)
Revenue recognition	—	(40)
Interest expense capitalized	266	8,419
Exchange rate difference	1,056	(3,095)
BALANCE AS AT CLOSING DATE	23,561	39,941
Less non-current portion	(6,396)	(6,303)
CURRENT PORTION	17,165	33,637